Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Capital expenditure commitments			$ 22,100	$ 25,900
Capital lease expired date			2021
Capital lease term			24 months
Capital lease imputed interest rate			6.50%
Lease remaining principal balance outstanding			$ 33,700
Short term capital lease obligation			20,500
Long term capital lease obligation			13,100
Interest expenses incurred on lease			600
Letters of credit outstanding amount		$ 10,300	21,200	10,300
Surety bonds and other bank issued guarantees		41,400	99,100	41,400
Cash margin guarantees			5,800
Liability		512,318	635,892	512,318
Other Liabilities [Member]
Liability		6,700	6,700	$ 6,700
Successor [Member]
Rental expense		$ 57,800	114,900
Successor [Member] | Other Current Liabilities [Member]
Purchases of property, plant, and equipment			3,000
Successor [Member] | Other Liabilities [Member]
Purchases of property, plant, and equipment			$ 3,000
Predecessor [Member] | NPS Holdings Limited [Member]
Rental expense	$ 19,500				$ 36,900